Investment in Direct Financing Leases (Tables)	12 Months Ended
Mar. 31, 2015
Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2014 and 2015 consists of the following:

	Millions of yen
	2014	2015
Total Minimum lease payments to be received	¥1,282,872	¥1,410,512
Less : Estimated executory costs	(61,723)	(63,456)
Minimum lease payments receivable	1,221,149	1,347,056
Estimated residual value	27,351	30,620
Initial direct costs	5,157	5,866
Unearned lease income	(159,584)	(167,088)

	¥1,094,073	¥1,216,454

Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter

At March 31, 2015, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2016	¥457,889
2017	328,282
2018	223,763
2019	132,672
2020	79,813
Thereafter	124,637

Total	¥1,347,056